Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Mar. 31, 2017
Predecessor
Schedule of Effective Income Tax Rate Reconciliation

	2017	2016
Book income (loss)	$754,100	$(715,500)
Non-cash interest expense	387,400	175,100
Stock for services	239,800	31,600
Gain on settlement – derivative and equity derived	(1,006,900)	-
Stock for payables	278,000	3,400
Gain on derivative liability	(36,200)	(84,000)
Related party accruals	(220,600)	68,100
Amortization of prepaid expenses with stock	-	41,200
Fines and penalties	3,900	-
NOL utilization	(399,500)	-
Valuation allowance	-	480,100
Total long-term deferred income tax assets	$-	$-